Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies [Abstract]
Deferred compensation	$ 1,052,000	$ 1,005,000
Chief Executive Officer [Member]
Commitments and Contingencies [Abstract]
Deferred compensation		$ 1,005,000	$ 630,000